Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,376,410)	$ (4,899,006)	$ (4,263,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	15,835	15,707	11,019
Interest expense on convertible promissory notes	95,753	22,428
Amortization of right-of-use assets	7,554		58,258
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(498,211)	68,353	(1,086,101)
Accrued expenses and other liabilities	(153,203)	37,353	277,619
Amount due to related parties	(103,511)
Operating lease liabilities	(708)		(59,166)
Net cash used in operating activities	(4,012,901)	(4,755,165)	(5,061,602)
CASH FLOWS FROM INVESTING ACTIVITIES:
Promissory notes borrowed to a related party	(69,764)
Purchase of property and equipment		(12,621)	(31,722)
Net cash used in investing activities	(69,764)	(12,621)	(31,722)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash from reverse merger	100,224
Borrowings from related parties	449,877	5,750,098	5,465,658
Advance from a director	593,263
Repayments of borrowings from related parties	(1,065,846)	(4,662,642)	(1,276)
Proceeds from convertible promissory notes payable	7,000,000	4,000,000
Payment of offering costs	(965,460)		(200,000)
Net cash provided by financing activities	6,112,058	5,087,456	5,264,382
Effect of exchange rate changes on cash and cash equivalents	(51,328)	1,340	600
Net increase in cash and cash equivalents	1,978,065	321,010	171,658
Cash and cash equivalents at beginning of year	597,160	276,150	104,492
Cash and cash equivalents at end of year	2,575,225	597,160	276,150
Supplementary cash flow information
Cash paid for income taxes
Cash paid for interest		22,428
Cash received for interest	82,268	12,743	66
Supplemental disclosure of non-cash investing and financing activities
Related party borrowing in exchange for convertible promissory notes	4,500,000	1,000,000
ROU assets obtained in exchange for new operating lease liabilities	235,994
Reclassification of other receivable to due from a related party	644,763
Waive of liabilities due to related parties			$ 12,910,857